Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table reports the compensation of our Principal Executive Officer (PEO) and the average compensation of the other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” as calculated pursuant to the SEC’s pay versus performance rules and certain performance measures required by such rules.
					Value of Initial Fixed $100 Investment Based on:
Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	FSP’s Total Stockholder Return	Peer Group Total Stockholder Return(2)	Net Income	Debt Repaid(3)
2022	$306,000	$306,000	$674,773	$674,773	$40.20	$62.07	$1,094,000	$152,000,000
2021	$806,000	$806,000	$753,326	$753,326	$84.25	$99.51	$92,717,000	$540,000,000
2020	$306,000	$306,000	$724,708	$724,708	$54.63	$81.56	$32,615,000	$151,500,000

(1)
For all years, Mr. George J. Carter served as our PEO and Mr. John G. Demeritt, Mr. Jeffrey B. Carter, Mr. Scott H. Carter and Mr. John F. Donahue served as the Other NEOs.

(2)
For all years, the peer group is the FTSE NAREIT Equity Office Index.

(3)
While our Compensation Committee employs a subjective approach to the consideration of various measures of corporate performance, for 2022, the Company identified the amount of debt repaid as the most important financial performance measure used to link the compensation actually paid to the PEO and the Other NEOs for 2022 to the Company’s performance. The amount of debt repaid is calculated from the Company’s Consolidated Statements of Cash Flows by adding “Repayment of term loans payable” to “Repayments of bank note payable”.

(4)
The following table lists the seven most important financial performance measures used by the Company to link compensation actually paid to the PEO and the Other NEOs in 2022 to the Company’s performance:

Debt repaid
Gross proceeds from property dispositions
Amount (and terms) of space leased
Funds from operations (FFO)
Dividends paid
Total stockholder return
Estimated net asset value

(5)
In the “Compensation Discussion and Analysis” section of this Proxy Statement, we provide greater detail on the elements of our executive compensation program and our compensation philosophy. We believe the Company’s executive compensation program and the executive compensation decisions included in the 2022 Summary Compensation Table and related disclosures appropriately reward our PEO and the Other NEOs for Company and individual performance, assist the Company in retaining our senior leadership team and support long-term value creation for our stockholders.

Company Selected Measure Name	Debt Repaid
Named Executive Officers, Footnote [Text Block]	(1) For all years, Mr. George J. Carter served as our PEO and Mr. John G. Demeritt, Mr. Jeffrey B. Carter, Mr. Scott H. Carter and Mr. John F. Donahue served as the Other NEOs.
Peer Group Issuers, Footnote [Text Block]	(2) For all years, the peer group is the FTSE NAREIT Equity Office Index.
PEO Total Compensation Amount	$ 306,000	$ 806,000	$ 306,000
PEO Actually Paid Compensation Amount	306,000	806,000	306,000
Non-PEO NEO Average Total Compensation Amount	674,773	753,326	724,708
Non-PEO NEO Average Compensation Actually Paid Amount	$ 674,773	753,326	724,708
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]
(4)
The following table lists the seven most important financial performance measures used by the Company to link compensation actually paid to the PEO and the Other NEOs in 2022 to the Company’s performance:

Debt repaid
Gross proceeds from property dispositions
Amount (and terms) of space leased
Funds from operations (FFO)
Dividends paid
Total stockholder return
Estimated net asset value

Total Shareholder Return Amount	$ 40.2	84.25	54.63
Peer Group Total Shareholder Return Amount	62.07	99.51	81.56
Net Income (Loss)	$ 1,094,000	$ 92,717,000	$ 32,615,000
Company Selected Measure Amount	152,000,000	540,000,000	151,500,000
PEO Name	Mr. George J. Carter
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Debt repaid
Non-GAAP Measure Description [Text Block]
(3)
While our Compensation Committee employs a subjective approach to the consideration of various measures of corporate performance, for 2022, the Company identified the amount of debt repaid as the most important financial performance measure used to link the compensation actually paid to the PEO and the Other NEOs for 2022 to the Company’s performance. The amount of debt repaid is calculated from the Company’s Consolidated Statements of Cash Flows by adding “Repayment of term loans payable” to “Repayments of bank note payable”.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross proceeds from property dispositions
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Amount (and terms) of space leased
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Funds from operations (FFO)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Dividends paid
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Total stockholder return
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Estimated net asset value